Segments information (Tables)	6 Months Ended
Jun. 30, 2024
Segments information
Schedule of operating segments

	Six-month period ended June 30, 2024 (Unaudited) (1)
				Electric power
	Exploration			transmission
	and	Refining and	Transportation	and toll roads
	Production	Petrochemicals	and Logistics	concessions	Eliminations	Total
Third party sales	24,959,490	30,611,348	1,384,099	7,094,262	(119,653)	63,929,546
Inter-segment sales	15,255,699	3,767,104	5,809,753	1,225	(24,833,781)	—
Revenue from contracts with customers	40,215,189	34,378,452	7,193,852	7,095,487	(24,953,434)	63,929,546
Costs of sales	(26,233,439)	(32,986,373)	(1,990,319)	(3,178,533)	24,745,145	(39,643,519)
Gross profit	13,981,750	1,392,079	5,203,533	3,916,954	(208,289)	24,286,027
Administration expenses	(1,011,355)	(435,424)	(301,573)	(568,797)	189,490	(2,127,659)
Operation and projects expenses	(1,888,828)	(630,546)	(197,753)	—	101,364	(2,615,763)
Impairment of non-current assets	—	(5,282)	—	(2,956)	—	(8,238)
Other operating (expense) income	(204,528)	(42,734)	100,895	31,972	(82,286)	(196,681)
Operating income	10,877,039	278,093	4,805,102	3,377,173	279	19,337,686
Financial results
Financial income	570,047	82,915	148,490	321,328	(270,502)	852,278
Financial expenses	(2,413,247)	(850,850)	(166,755)	(1,828,656)	269,788	(4,989,720)
Foreign exchange (loss) gain	(116,617)	(18,749)	200,168	(19,535)	—	45,267
	(1,959,817)	(786,684)	181,903	(1,526,863)	(714)	(4,092,175)

Share of profit of associates and joint ventures	16,505	97,720	—	272,066	—	386,291
Profit before income tax expense	8,933,727	(410,871)	4,987,005	2,122,376	(435)	15,631,802

Income tax expense	(4,375,740)	(476,477)	(1,784,424)	(277,387)	—	(6,914,028)
Net profit for the period	4,557,987	(887,348)	3,202,581	1,844,989	(435)	8,717,774

Net profit (loss) attributable to:
Owners of the parent	4,597,514	(985,633)	2,612,283	418,620	(435)	6,642,349
Non-controlling interest	(39,527)	98,285	590,298	1,426,369	—	2,075,425
	4,557,987	(887,348)	3,202,581	1,844,989	(435)	8,717,774

(1)Statement of profit and loss by segment for the first half of 2024 (period from January 1 to June 30, 2024).

	Six-month period ended June 30, 2023 (Unaudited) (1)
				Electric power
	Exploration			transmission
	and	Refining and	Transportation	and toll roads
	Production	Petrochemicals	and Logistics	concessions	Eliminations	Total
Third party sales	25,958,987	39,074,037	1,519,252	7,456,833	(786,785)	73,222,324
Inter-segment sales	14,244,811	3,534,417	6,532,846	1,623	(24,313,697)	—
Revenue from contracts with customers	40,203,798	42,608,454	8,052,098	7,458,456	(25,100,482)	73,222,324
Costs of sales	(25,517,091)	(38,636,523)	(2,048,042)	(2,958,924)	24,895,349	(44,265,231)
Gross profit	14,686,707	3,971,931	6,004,056	4,499,532	(205,133)	28,957,093
Administration expenses	(1,165,724)	(364,671)	(291,523)	(583,002)	168,278	(2,236,642)
Operation and projects expenses	(1,433,894)	(708,324)	(170,147)	—	113,072	(2,199,293)
Impairment of non–current assets	—	(5,795)	—	(763)	—	(6,558)
Other operating (expense) income	(175,097)	(34,647)	12,106	(27,052)	(2,028)	(226,718)
Operating income	11,911,992	2,858,494	5,554,492	3,888,715	74,189	24,287,882
Financial results
Financial income	924,689	122,835	266,247	405,811	(370,099)	1,349,483
Financial expenses	(2,450,349)	(946,212)	(183,818)	(2,161,343)	295,491	(5,446,231)
Foreign exchange gain (loss)	622,037	251,134	(105,317)	(220,610)	—	547,244
	(903,623)	(572,243)	(22,888)	(1,976,142)	(74,608)	(3,549,504)

Share of profit of associates and joint ventures	12,111	140,349	—	344,675	—	497,135
Profit before income tax expense	11,020,480	2,426,600	5,531,604	2,257,248	(419)	21,235,513

Income tax expense	(4,861,356)	97,121	(1,801,932)	(197,759)	—	(6,763,926)
Net profit (loss) for the period	6,159,124	2,523,721	3,729,672	2,059,489	(419)	14,471,587

Net profit (loss) attributable to:
Owners of the parent	6,211,347	2,411,227	2,996,518	312,476	(419)	11,931,149
Non–controlling interest	(52,223)	112,494	733,154	1,747,013	—	2,540,438
	6,159,124	2,523,721	3,729,672	2,059,489	(419)	14,471,587

Schedule of products and services

	Revenue from contracts with customers - Segments
	Six-month period ended June 30, 2024 (Unaudited)
				Electric power
	Exploration			transmission
	and	Refining and	Transportation	and toll roads
	Production	Petrochemicals	and Logistics	concessions	Eliminations	Total
National sales
Mid-distillates	—	14,355,484	—	—	(10,627)	14,344,857
Gasolines	—	11,206,554	—	—	(2,162,572)	9,043,982
Natural gas	2,532,933	—	—	—	(561,674)	1,971,259
Services	141,993	343,477	7,193,854	194,675	(6,008,356)	1,865,643
Electric power transmission services	—	—	—	1,522,356	—	1,522,356
Roads and construction services	—	—	—	160,635	—	160,635
Fuel gas service	—	519,086	—	—	(5,073)	514,013
Plastic and rubber	—	445,287	—	—	—	445,287
Asphalts	37,055	349,867	—	—	—	386,922
L.P.G. and propane	203,423	124,695	—	—	(6,645)	321,473
Crude oil	14,645,726	—	—	—	(14,645,548)	178
Polyethylene	—	150,313	—	—	329	150,642
Aromatics	—	131,702	—	—	—	131,702
Other products	17,832	1,851,687	—	—	(1,553,519)	316,000
	17,578,962	29,478,152	7,193,854	1,877,666	(24,953,685)	31,174,949
Foreign sales
Crude oil	22,508,667	480,732	—	—	—	22,989,399
Diesel	—	969,035	—	—	—	969,035
Electric power transmission services	—	—	—	2,621,770	—	2,621,770
Construction services	—	—	—	2,495,770	—	2,495,770
Plastic and rubber	—	561,082	—	—	—	561,082
Gasolines	—	149,590	—	—	—	149,590
Fuel oil	—	1,720,371	—	—	170	1,720,541
L.P.G. and propane	170,872	—	—	—	—	170,872
Cash flow hedging	(90,623)	—	—	—	—	(90,623)
Other products	47,309	1,019,490	—	100,281	81	1,167,161
	22,636,225	4,900,300	—	5,217,821	251	32,754,597
	40,215,187	34,378,452	7,193,854	7,095,487	(24,953,434)	63,929,546

	Revenue from contracts with customers - Segments
	Six-month period ended June 30, 2023 (Unaudited)
				Electric power
	Exploration			transmission
	and	Refining and	Transportation	and toll roads
	Production	Petrochemicals	and Logistics	concessions	Eliminations	Total
National sales
Mid-distillates	—	16,500,309	—	—	(19,517)	16,480,792
Gasolines	—	14,415,225	—	—	(1,902,321)	12,512,904
Natural gas	2,897,671	—	—	—	(625,850)	2,271,821
Services	176,945	926,733	8,052,098	156,470	(7,502,357)	1,809,889
Electric power transmission services	—	—	—	1,350,548	—	1,350,548
Roads and construction services	—	—	—	176,879	—	176,879
Fuel gas service	—	496,590	—	—	(4,884)	491,706
Plastic and rubber	—	654,029	—	—	—	654,029
Asphalts	31,230	433,585	—	—	—	464,815
L.P.G. and propane	321,950	168,656	—	—	(10,824)	479,782
Crude oil	13,568,668	—	—	—	(13,443,182)	125,486
Polyethylene	—	158,669	—	—	—	158,669
Aromatics	—	157,009	—	—	—	157,009
Other products	17,043	1,915,993	—	—	(1,591,547)	341,489
	17,013,507	35,826,798	8,052,098	1,683,897	(25,100,482)	37,475,818
Foreign sales
Crude oil	23,654,132	1,347,257	—	—	—	25,001,389
Diesel	—	1,946,402	—	—	—	1,946,402
Electric power transmission services	—	—	—	3,061,980	—	3,061,980
Construction services	—	—	—	2,546,680	—	2,546,680
Plastic and rubber	—	749,103	—	—	—	749,103
Gasolines	—	193,394	—	—	—	193,394
Fuel oil	—	1,826,690	—	—	—	1,826,690
L.P.G. and propane	149,225	—	—	—	—	149,225
Cash flow hedging	(673,551)	—	—	—	—	(673,551)
Other products	60,485	718,810	—	165,899	—	945,194
	23,190,291	6,781,656	—	5,774,559	—	35,746,506
	40,203,798	42,608,454	8,052,098	7,458,456	(25,100,482)	73,222,324